Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
APA Group	4,394,172	$32,885,585
Fortescue Metals Group Ltd.	13,123,516	207,293,189
Harvey Norman Holdings Ltd.	5,524,491	17,538,816
JB Hi-Fi Ltd.	1,866,443	64,172,958
Magellan Financial Group Ltd.	2,955,889	18,790,329
Perpetual Ltd.	942,251	17,070,581
Suncorp Group Ltd.	5,114,001	45,460,103
Super Retail Group Ltd.	2,895,250	26,126,912
		429,338,473
Austria — 0.4%
Oesterreichische Post AG(a)	556,965	19,834,950

Belgium — 2.4%
Ageas SA/NV	2,027,581	98,990,486
Proximus SADP	2,244,971	23,004,478
		121,994,964
Canada — 6.7%
Bank of Nova Scotia (The)	1,242,930	67,286,647
Canadian Utilities Ltd., Class A, NVS	1,418,575	39,426,480
Emera Inc.	1,261,438	50,228,090
Great-West Lifeco Inc.	1,555,626	41,259,661
IGM Financial Inc.	1,354,193	42,267,961
Labrador Iron Ore Royalty Corp.	1,003,354	29,432,119
Manulife Financial Corp.	1,507,931	29,840,159
Power Corp. of Canada	1,485,594	40,295,432
		340,036,549
China — 0.9%
Orient Overseas International Ltd.	2,901,000	48,222,845

Denmark — 1.9%
AP Moller - Maersk A/S, Class A	44,998	95,888,460

Finland — 3.4%
Fortum OYJ	2,162,349	32,504,955
Sampo OYJ, Class A	1,659,379	87,116,525
UPM-Kymmene OYJ	1,528,985	55,419,918
		175,041,398
France — 5.3%
Bouygues SA	1,798,360	59,245,060
Nexity SA	910,342	27,500,438
Orange SA	2,111,542	22,345,922
Rubis SCA	1,682,015	47,071,675
TotalEnergies SE	1,802,506	111,432,284
		267,595,379
Germany — 0.7%
Freenet AG	423,423	10,293,095
Hapag-Lloyd AG(a)(b)	121,847	26,722,099
		37,015,194
Hong Kong — 6.2%
BOC Hong Kong Holdings Ltd.	6,767,500	23,651,648
CK Hutchison Holdings Ltd.	6,874,500	43,748,982
CK Infrastructure Holdings Ltd.	7,120,000	39,612,489
Henderson Land Development Co. Ltd.	8,347,000	30,833,776
Hysan Development Co. Ltd.	9,826,000	33,059,038
Kerry Properties Ltd.	9,324,000	23,640,121
New World Development Co. Ltd.	10,072,750	30,106,468
PCCW Ltd.	12,649,000	6,215,252
Swire Pacific Ltd., Class A	6,892,000	63,157,524
Security	Shares	Value

Hong Kong (continued)
VTech Holdings Ltd.	3,638,900	$24,056,033
		318,081,331
Italy — 7.1%
A2A SpA	8,002,980	12,048,346
Anima Holding SpA(b)	5,301,820	23,386,135
Azimut Holding SpA	1,855,062	46,312,892
Enel SpA	9,751,293	57,416,786
Eni SpA	7,630,947	117,426,743
Italgas SpA	7,605,945	44,522,953
Snam SpA	7,811,507	39,788,143
UnipolSai Assicurazioni SpA	7,146,952	19,011,003
		359,913,001
Japan — 7.4%
Haseko Corp.	937,900	10,850,722
Mitsui OSK Lines Ltd.	5,343,800	132,626,241
MS&AD Insurance Group Holdings Inc.	827,500	26,540,998
Nippon Yusen KK	5,951,600	141,581,726
Sojitz Corp.	981,680	19,463,091
Sumitomo Mitsui Financial Group Inc.	1,034,900	44,977,855
		376,040,633
Netherlands — 2.7%
Flow Traders Ltd., NVS	573,282	14,745,946
NN Group NV	1,986,011	86,288,356
SBM Offshore NV	2,162,102	33,990,514
		135,024,816
New Zealand — 1.4%
Spark New Zealand Ltd.	21,274,267	71,731,188

Norway — 1.4%
Yara International ASA	1,554,991	69,090,244

Portugal — 0.9%
EDP - Energias de Portugal SA	9,370,858	46,556,834

South Korea — 9.2%
BNK Financial Group Inc.	3,177,948	18,333,286
DB Insurance Co. Ltd.	929,041	49,509,796
DGB Financial Group Inc.	2,970,803	19,245,891
Hana Financial Group Inc.	2,908,702	115,554,624
Industrial Bank of Korea(c)	3,144,560	26,245,135
KB Financial Group Inc.	2,297,087	104,683,737
Samsung Securities Co. Ltd.	1,109,343	30,198,148
Shinhan Financial Group Co. Ltd.	2,238,186	75,682,857
Woori Financial Group Inc.	2,771,087	28,904,673
		468,358,147
Spain — 7.7%
ACS Actividades de Construccion y Servicios SA	4,286,041	126,839,879
Cia. de Distribucion Integral Logista Holdings SA	1,143,163	30,972,221
Enagas SA	3,174,475	56,922,432
Mapfre SA	5,421,496	10,905,038
Naturgy Energy Group SA	3,133,663	88,877,609
Red Electrica Corp. SA	3,287,262	58,180,902
Telefonica SA	4,940,760	18,770,049
		391,468,130
Sweden — 0.9%
Telia Co. AB	16,793,933	43,372,691

Switzerland — 2.8%
Swiss Re AG	302,880	31,714,838

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	222,083	$109,826,370
		141,541,208
United Kingdom — 21.0%
abrdn PLC	4,407,536	11,608,717
Antofagasta PLC	4,097,447	88,039,981
Ashmore Group PLC	4,279,824	14,096,691
BP PLC	2,435,700	14,712,231
British American Tobacco PLC	4,079,169	156,370,034
Centamin PLC	2,906,878	3,984,936
GSK PLC	2,373,647	41,693,145
Haleon PLC(c)	2,955,916	11,845,478
IG Group Holdings PLC	3,301,585	32,462,090
Jupiter Fund Management PLC	5,234,932	9,035,437
Legal & General Group PLC	3,945,200	12,415,301
National Grid PLC	2,486,209	31,606,912
Persimmon PLC	5,552,001	96,967,354
Phoenix Group Holdings PLC	4,416,777	35,006,833
Rio Tinto PLC	5,694,924	445,919,530
SSE PLC	2,801,339	59,793,657
Vodafone Group PLC	3,635,914	4,195,164
		1,069,753,491

Total Common Stocks — 98.8%
(Cost: $5,064,964,682)		5,025,899,926

Preferred Stocks

Germany — 0.0%
Schaeffler AG, Preference Shares, NVS	283,453	2,034,483

Total Preferred Stocks — 0.0%
(Cost: $1,999,209)		2,034,483
Security	Shares	Value

Rights

Spain — 0.1%
ACS Actividades de Construccion y Servicios SA, (Expires 02/17/23)(c)	4,259,686	$2,161,250

Total Rights — 0.1%
(Cost: $2,188,623)		2,161,250
Total Long-Term Investments — 98.9%
(Cost: $5,069,152,514)		5,030,095,659

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	42,647,674	42,673,263

Total Short-Term Securities — 0.8%
(Cost: $42,645,319)		42,673,263

Total Investments — 99.7%
(Cost: $5,111,797,833)		5,072,768,922

Other Assets Less Liabilities — 0.3%		16,140,394

Net Assets — 100.0%		$5,088,909,316

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$42,636,928	(a)	$—		$8,391	$27,944	$42,673,263	42,647,674	$1,550,532	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,240,000	—		(2,240,000	)(a)	—	—	—	—	111,134		4
						$8,391	$27,944	$42,673,263		$1,661,666		$4

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
SPI 200 Index	64	03/16/23	$8,437	$437,982
Euro STOXX 50 Index	226	03/17/23	10,296	770,769
FTSE 100 Index	199	03/17/23	19,086	603,828
				$1,812,579

OTC Total Return Swaps

								Gross
					Accrued			Notional
					Unrealized		Net Value of	Amount
	Payment		Termination		Appreciation		Reference	Net Asset
Reference Entity	Frequency	Counterparty(a)	Date	Net Notional	(Depreciation)		Entity	Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$6,243,730	$(57,044	)(c)	$6,192,161	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	5,248,543	(84,135	)(e)	5,202,359	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	8,096,844	140,950	(g)	8,273,169	0.2
					$(229)		$19,667,689

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(5,475) of net dividends and financing fees.

(e)	Amount includes $(37,951) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(35,375) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	244,960	$4,392,449	70.9%
Red Electrica Corp. SA	101,685	1,799,712	29.1

Net Value of Reference Entity — Goldman Sachs Bank USA		$6,192,161

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	41,656	$746,946	14.4%
Red Electrica Corp. SA	251,734	4,455,413	85.6

Net Value of Reference Entity — HSBC Bank PLC		$5,202,359

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	461,283	$8,271,399	100.0%
Red Electrica Corp. SA	100	1,770	0.0

Net Value of Reference Entity — JPMorgan Chase Bank NA		$8,273,169

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$429,338,473	$—	$429,338,473
Austria	—	19,834,950	—	19,834,950
Belgium	—	121,994,964	—	121,994,964
Canada	340,036,549	—	—	340,036,549
China	—	48,222,845	—	48,222,845
Denmark	—	95,888,460	—	95,888,460
Finland	—	175,041,398	—	175,041,398
France	—	267,595,379	—	267,595,379
Germany	—	37,015,194	—	37,015,194
Hong Kong	—	318,081,331	—	318,081,331
Italy	—	359,913,001	—	359,913,001
Japan	—	376,040,633	—	376,040,633
Netherlands	14,745,946	120,278,870	—	135,024,816
New Zealand	—	71,731,188	—	71,731,188
Norway	—	69,090,244	—	69,090,244
Portugal	—	46,556,834	—	46,556,834
South Korea	—	468,358,147	—	468,358,147
Spain	—	391,468,130	—	391,468,130
Sweden	—	43,372,691	—	43,372,691
Switzerland	—	141,541,208	—	141,541,208
United Kingdom	9,035,437	1,060,718,054	—	1,069,753,491
Preferred Stocks	—	2,034,483	—	2,034,483
Rights	2,161,250	—	—	2,161,250
Short-Term Securities
Money Market Funds	42,673,263	—	—	42,673,263
	$408,652,445	$4,664,116,477	$—	$5,072,768,922
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,953,529	$—	$1,953,529
Liabilities
Equity Contracts	—	(141,179)	—	(141,179)
	$—	$1,812,350	$—	1,812,350

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares